AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 98.6%
Communication Services - 7.2%
Alphabet, Inc., Class A	14,598	$4,197,801
Meta Platforms, Inc., Class A	4,129	2,362,325
Netflix, Inc.*	23,857	2,293,850

Total Communication Services		8,853,976
Consumer Discretionary - 13.0%
Amazon.com, Inc.*	15,251	3,176,326
Carnival Corp.	84,607	2,189,629
Lowe's Cos., Inc.	7,880	1,861,887
Marriott International, Inc., Class A	6,605	2,160,297
Tapestry, Inc.	16,121	2,274,834
The TJX Cos., Inc.	14,833	2,368,830
Ulta Beauty, Inc.*	3,652	1,908,937

Total Consumer Discretionary		15,940,740
Consumer Staples - 4.3%
Costco Wholesale Corp.	2,499	2,490,079
The Hershey Co.	13,052	2,713,380

Total Consumer Staples		5,203,459
Financials - 11.9%
American Express Co.	6,574	1,988,504
Apollo Global Management, Inc.[1]	13,244	1,475,646
The Charles Schwab Corp.	24,677	2,319,144
Houlihan Lokey, Inc.	11,816	1,697,014
Mastercard, Inc., Class A	3,633	1,815,265
Moody's Corp.	4,244	1,851,445
Tradeweb Markets, Inc., Class A	13,441	1,581,468
Visa, Inc., Class A	6,199	1,873,586

Total Financials		14,602,072
Health Care - 14.2%
AbbVie, Inc.	10,194	2,217,093
Amgen, Inc.	6,260	2,202,581
Boston Scientific Corp.*	23,155	1,452,976
Cardinal Health, Inc.	12,444	2,629,542
Halozyme Therapeutics, Inc.*	34,774	2,247,444
McKesson Corp.	2,415	2,089,844
Neurocrine Biosciences, Inc.*	16,645	2,192,812
Zoetis, Inc.	19,579	2,314,434

Total Health Care		17,346,726
Industrials - 12.1%
Comfort Systems USA, Inc.	2,477	3,415,758
EMCOR Group, Inc.	4,053	2,992,370
Illinois Tool Works, Inc.	8,502	2,212,986
	Shares	Value

Rockwell Automation, Inc.	6,387	$2,292,167
Uber Technologies, Inc.*	23,667	1,702,367
WW Grainger, Inc.	2,008	2,190,347

Total Industrials		14,805,995
Information Technology - 32.3%
Amphenol Corp., Class A	21,093	2,665,100
Apple, Inc.	13,689	3,474,130
Applied Materials, Inc.	7,502	2,564,109
AppLovin Corp., Class A*	3,547	1,411,706
Arista Networks, Inc.*	21,796	2,676,113
Autodesk, Inc.*	7,301	1,747,859
Broadcom, Inc.	11,106	3,437,418
Dynatrace, Inc.*	39,489	1,460,303
Intuit, Inc.	3,680	1,591,158
Jabil, Inc.	10,168	2,700,926
KLA Corp.	1,768	2,603,221
Lam Research Corp.	10,242	2,188,306
Microsoft Corp.	8,047	2,978,758
Motorola Solutions, Inc.	5,138	2,229,738
Pegasystems, Inc.[1]	39,415	1,677,502
PTC, Inc.*	11,737	1,672,405
Salesforce, Inc.	6,198	1,156,981
ServiceNow, Inc.*	13,561	1,417,803

Total Information Technology		39,653,536
Real Estate - 1.9%
Jones Lang LaSalle, Inc.*	7,828	2,382,217
Utilities - 1.7%
NRG Energy, Inc.	14,242	2,081,326

Total Common Stocks (Cost $86,845,797)		120,870,047
Short-Term Investments - 0.4%
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[2]	220,374	220,374
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[2]	330,561	330,561

Total Short-Term Investments (Cost $550,935)		550,935
Total Investments - 99.0% (Cost $87,396,732)		121,420,982
Other Assets, less Liabilities - 1.0%		1,206,964
Net Assets - 100.0%		$122,627,946

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $3,156,172 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$120,870,047	—	—	$120,870,047
Short-Term Investments
Other Investment Companies	550,935	—	—	550,935
Total Investments in Securities	$121,420,982	—	—	$121,420,982

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,156,172	—	$3,157,498	$3,157,498
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	06/30/26-02/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.